Condensed Consolidated Statements Of Operations (USD $) In Thousands, except Share data	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Condensed Consolidated Statements Of Operations
Product revenue	$ 637	$ 809	$ 1,318	$ 1,799	$ 2,938	$ 2,661
Cost of goods sold	434	527	916	1,127	1,816	1,744
Gross margin	203	282	402	672	1,122	917
Operating expenses:
Research and development	112	71	204	143	362	280
Depreciation and amortization	24	32	48	68	129	231
Selling, general and administrative	665	545	1,394	1,353	2,520	2,812
Total operating expenses	801	648	1,646	1,564	3,011	3,323
Loss from operations	(598)	(366)	(1,244)	(892)	(1,889)	(2,406)
Interest income	1	1	1	1	1	9
Interest expense			(12)		(15)	(2)
Amortization of debt issuance costs			(40)		(50)
Other income (expense)	(5)		(14)	(2)	20	373
Net loss	$ (602)	$ (365)	$ (1,309)	$ (893)	$ (1,933)	$ (2,026)
Net loss per common share, basic and diluted	$ (0.06)	$ (0.18)	$ (0.19)	$ (0.43)	$ (0.93)	$ (1.02)
Weighted average common shares outstanding, basic and diluted	10,065,118	2,086,771	7,052,504	2,083,506	2,087,068	1,981,467